Deferred revenue and customer advances	12 Months Ended
Mar. 31, 2022
Deferred revenue and customer advances
Deferred revenue and customer advances
18.	Deferred revenue and customer advances

Deferred revenue and customer advances primarily represent service fees prepaid by merchants or customers for which the relevant services have not been provided. The respective balances are as follows:

	As of March 31,
	2021	2022

	(in millions of RMB)
Deferred revenue	30,508	32,085
Customer advances	35,139	38,388
	65,647	70,473
Less: current portion	(62,489)	(66,983)
Non-current portion	3,158	3,490

All service fees received in advance are initially recorded as customer advances. These amounts are transferred to deferred revenue upon commencement of the provision of services by the Company and are recognized in the consolidated income statements in the period in which the services are provided. In general, service fees received in advance are non-refundable after the amounts are transferred to deferred revenue. Substantially all of the balances of deferred revenue and customer advances are generally recognized as revenue within one year.